Income taxes (Tables)	12 Months Ended
Mar. 29, 2014
Income Taxes
Schedule of income tax expense (benefit)

	Fiscal year ended
(in thousands)	March 29, 2014	March 30, 2013	(Successor) December 12, 2011 to March 31, 2012	(Predecessor) April 3, 2011 to December 11, 2011

Current:
Federal	$4,510	$1,148	$2,004	$(17)
State	685	314	463	71

Total current	5,195	1,462	2,467	54
Deferred:
Federal	(1,536)	(530)	(2,873)	(102)
State	(338)	(106)	(641)	(87)

Total deferred	(1,874)	(636)	(3,514)	(189)

Total income tax expense (benefit)	$3,321	$826	$(1,047)	$(135)

Schedule of reconciliation between the Company's effective tax rate on income from operations and the statutory tax rate

	Fiscal year ended
	March 29, 2014	March 30, 2013	(Successor) December 12, 2011 to March 31, 2012	(Predecessor) April 3, 2011 to December 11, 2011

Expected provision at statutory U.S. federal tax rate	34.0%	34.0%	34.0%	34.0%
State and local income taxes, net of federal tax benefit	4.5	4.2	2.0	1.5
Change in tax rates	(0.1)	(2.9)	—	—
State credits	(1.8)	—	—	—
Acquisition costs	—	20.0	(17.4)	(18.7)
Other	0.4	(0.5)	(0.1)	0.2

Effective tax rate	37.0%	54.8%	18.5%	17.0%

Schedule of significant components of the Company's net deferred tax assets

Significant components of the Company's net deferred tax assets as of March 29, 2014 and March 30, 2013 consisted of the following (in thousands):

	March 29, 2014	March 30, 2013

Deferred tax assets:
State taxes	$1,002	$972
Accrued liabilities	813	381
Award program liabilities	787	542
Deferred revenue	434	277
Inventory	2,997	1,565
Stock options	879	358
Other	257	171

Total deferred tax assets	7,169	4,266

Deferred tax liabilities:
Depreciation and amortization	(22,084)	(21,037)
Prepaid expenses	(297)	(315)

Total deferred tax liabilities	(22,381)	(21,352)

Deferred income taxes, net	$(15,212)	$(17,086)